Registration Nos. 333-195390 and 811-22959
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 7, 2024

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER The Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒
and/or
REGISTRATION STATEMENT
UNDER The Investment Company Act of 1940	☐
Amendment No. 57	☒
(Check appropriate box or boxes)

1290 FUNDS
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (212) 554-1234

Shane Daly
Executive Vice President, General Counsel and Secretary
Equitable Investment Management, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Please send copies of all communications to:
Mark C. Amorosi, Esq.
K&L Gates LLP
1601 K Street N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment
Title of Securities Being Registered: Class A, Class I, Class R and Class T Shares of Beneficial Interest
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
if appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

1290 FUNDS
EXPLANATORY NOTE
This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A for 1290 Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until March 1, 2024, the effectiveness of Post-Effective Amendment No. 54 (“PEA No. 54”), which was filed with the Commission via EDGAR Accession No. 0001193125-23-292344 on December 11, 2023, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.
PART A—PROSPECTUS
The Prospectus for 1290 Avantis® U.S. Large Cap Growth Fund (the “Fund”), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 54.
PART B—STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 54 .

PART C: OTHER INFORMATION
Item 28.  Exhibits
(a)(1)	Certificate of Trust.[1]
(a)(2)	Certificate of Amendment to the Certificate of Trust.[1]
(a)(3)	Third Amended and Restated Agreement and Declaration of Trust.[24]
(b)	Fourth Amended and Restated By-Laws. [24]
(c)	None, other than Exhibits (a) and (b)
(d)	Investment Advisory Contracts
(d)(1)	Investment Advisory Agreement dated as of January 1, 2023 between 1290 Funds and Equitable Investment Management, LLC (“EIM II” or “Adviser”). [25]
(d)(1)(i)	Amendment No. 1 effective as of November 29, 2023 to the Investment Advisory Agreement dated as of January 1, 2023 between 1290 Funds and EIM II. [26]
(d)(2)	Investment Sub-Advisory Agreement dated as of January 1, 2023 between EIM II and AXA Investment Managers US Inc. (formerly AXA Investment Managers, Inc.) (“AXA IM”).[25]
(d)(3)	Investment Sub-Advisory Agreement dated as of January 1, 2023 between EIM II and GAMCO Asset Management, Inc. (“GAMCO”).[25]
(d)(4)	Investment Sub-Advisory Agreement dated as of January 1, 2023 between EIM II and Brandywine Global Investment Management, LLC (“Brandywine Global”).[25]
(d)(5)	Investment Sub-Advisory Agreement dated as of January 1, 2023 between EIM II and Essex Investment Management Company, LLC (“Essex”).[25]
(d)(6)	Investment Sub-Advisory Agreement dated as of January 1, 2023 between EIM II and Loomis, Sayles & Company, L.P. (“Loomis Sayles”).[25]
(d)(7)	Investment Sub-Advisory Agreement dated as of November 29, 2023 between EIM II and American Century Investment Management, Inc. (“American Century”). [26]
(e)	Underwriting Contracts
(e)(1)	Distribution Agreement dated as of April 16, 2018 between 1290 Funds and ALPS Distributors, Inc. (“ALPS”) with respect to Class A, Class I, Class T and Class R shares.[18]
(e)(1)(i)	Amendment No. 1 dated as of June 15, 2018 to the Distribution Agreement dated as of April 16, 2018 between 1290 Funds and ALPS.[18]
(e)(1)(ii)	Amendment No. 2 dated as of December 14, 2020 to the Distribution Agreement dated as of April 16, 2018 between 1290 Funds and ALPS.[20]
(e)(1)(iii)	Amendment No. 3 effective as of July 11, 2022, to the Distribution Agreement dated as of April 16, 2018 between 1290 Funds and ALPS. [23]
(e)(1)(iv)	Amendment No. 4 effective as of August 19, 2022 to the Distribution Agreement dated as of April 16, 2018 between 1290 Funds and ALPS. [24]
(e)(1)(v)	Amendment No. 5 effective as of November 29, 2023 to the Distribution Agreement dated as of April 16, 2018 between 1290 Funds and ALPS. [26]
(g)	Custodian Agreements
(g)(1)	Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[4]
(g)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[5]
(g)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[8]

(g)(1)(iii)	Amendment No. 3 effective February 29, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[9]
(g)(1)(iv)	Amendment No. 4 effective March 28, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[10]
(g)(1)(v)	Amendment No. 5 effective May 6, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[13]
(g)(1)(vi)	Amendment No. 6 effective November 1, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[13]
(g)(1)(vii)	Amendment No. 7 effective February 27, 2017 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[16]
(g)(1)(viii)	Amendment No. 8 effective July 31, 2020 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[20]
(g)(1)(ix)	Amendment No. 9 effective July 11, 2022 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank. [23]
(g)(1)(x)	Amendment No. 10 effective as of August 19, 2022 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank. [24]
(g)(1)(xi)	Form of Amendment No. 11 effective as of November 29, 2023 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank. [26]
(h)	Other Material Contracts
(h)(1)
Mutual Funds Service Agreement dated as of January 1, 2023 between 1290 Funds, EIM II (“Administrator”), Equitable
Financial Investment Management, LLC (“EFIM”) and Equitable Investment Management Group, LLC (“EIMG”).[25]

(h)(1)(i)	Amendment No. 1 effective as of November 29, 2023 to the Mutual Funds Service Agreement dated January 1, 2023 between 1290 Funds, EIM II, EFIM and EIMG. [26]
(h)(2)	Expense Limitation Agreement dated as of January 1, 2023 between 1290 Funds and EIM II. [25]
(h)(2)(i)	Amendment No. 1 effective as of November 29, 2023 to the Expense Limitation Agreement dated January 1, 2023 between 1290 Funds and EIM II. [26]
(h)(4)	Transfer Agency and Service Agreement dated as of October 29, 2014 between 1290 Funds and Boston Financial Data Services, Inc. (“BFDS”).[4]
(h)(4)(i)	Amendment No.1 effective as of July 1, 2015 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[5]
(h)(4)(ii)	Amendment No. 2 effective as of March 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[9]
(h)(4)(iii)	Amendment No. 3 effective as of April 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[10]
(h)(4)(iv)	Amendment No. 4 effective as of November 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[14]
(h)(4)(v)	Amendment No. 5 effective as of February 27, 2017 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[15]
(h)(4)(vi)	Amendment No. 6 effective as of January 24, 2019 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and DST Asset Manager Solutions, Inc. (formerly, BFDS).[19]
(h)(4)(vii)	Amendment No. 7 effective as of November 4, 2020 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and DST Asset Manager Solutions, Inc.[20]
(h)(4)(viii)	Amendment No. 8 effective as of July 1, 2021 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and DST Asset Manager Solutions, Inc.[23]
(h)(4)(ix)	Amendment No. 9 effective as of July 11, 2022 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and DST Asset Manager Solutions, Inc.[23]

(h)(4)(x)	Amendment No. 10 effective as of August 19, 2022 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and DST Asset Manager Solutions, Inc. [24]
(h)(4)(xi)	Amendment No. 11 effective as of January 1, 2023 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and DST Asset Manager Solutions, Inc. [25]
(h)(4)(xii)
Form of Amendment No. 12 effective November 29, 2023 to the Transfer Agency and Service Agreement dated
October 29, 2014 between 1290 Funds and SS&C GIDS, Inc. (formerly, DST Asset Manager Solutions, Inc.) [26]

(h)(5)(i)	Securities Lending Agreement dated as of April 11, 2016 with JPMorgan Chase Bank National Association.[21]
(h)(5)(ii)	Amendment No. 1 dated as of October 18, 2021 to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[21]
(h)(5)(iii)	Amendment No. 2 effective as of March 22, 2022 to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[22]
(h)(5)(iv)	Amendment No. 3 effective as of July 11, 2022 to the Securities Lending Agreement with JPMorgan Chase Bank National Association. [23]
(h)(5)(v)	Amendment No. 4 effective as of August 19, 2022 to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[24]
(h)(5)(vi)	Amendment No. 5 dated as of November 17, 2022 to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[25]
(h)(5)(vii)	Amendment No. 6 dated as of March 16, 2023 to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[26]
(h)(5)(viii)	Amendment No. 7 dated as of September 12, 2023 to the Securities Lending Agreement with JPMorgan Chase Bank National Association. [26]
(h)(5)(ix)	Amendment No. 8 effective as of November 29, 2023 to the Securities Lending Agreement with JPMorgan Chase Bank National Association. [26]
(h)(6)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and AB Cap Fund, Inc.[21]
(h)(6)(ii)	Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and AB Cap Fund, Inc.[25]
(h)(6)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and AB Cap Fund, Inc.[26]
(h)(6)(iv)	Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and AB Cap Fund, Inc. [26]
(h)(6)(v)	Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and AB Cap Fund, Inc. [26]
(h)(7)(i)
Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, BlackRock
ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust.[21]

(h)(7)(ii)
Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and
iShares U.S. ETF Trust.[25]

(h)(7)(iii)
Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and
iShares U.S. ETF Trust. [26]

(h)(7)(iv)
Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and
iShares U.S. ETF Trust. [26]

(h)(7)(v)
Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of
January 19, 2022 among the Trust, EQ Advisors Trust, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust,
iShares, Inc. and iShares U.S. ETF Trust. [26]

(h)(8)(i)
Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and The
Bank of New York Mellon, solely in its capacity as Trustee and on behalf of the SPDR S&P MidCap 400 ETF Trust.[25]

(h)(8)(ii)
Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and The Bank of New York Mellon, solely in its capacity as Trustee and on behalf of the SPDR S&P MidCap 400 ETF Trust.[25]

(h)(8)(iii)
Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and The Bank of New York Mellon, solely in its capacity as Trustee and on behalf of the SPDR S&P MidCap 400 ETF Trust. [26]

(h)(8)(iv)
Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and The Bank of New York Mellon, solely in its capacity as Trustee and on behalf of the SPDR S&P MidCap 400 ETF Trust. [26]

(h)(8)(v)
Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of
January 19, 2022 among the Trust, EQ Advisors Trust and The Bank of New York Mellon, solely in its capacity as
Trustee and on behalf of the SPDR S&P MidCap 400 ETF Trust. [26]

(h)(9)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and IndexIQ ETF Trust.[21]
(h)(9)(ii)	Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and IndexIQ ETF Trust.[25]
(h)(9)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and IndexIQ ETF Trust. [26]
(h)(9)(iv)	Amendment No. 3 dated October 19, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and IndexIQ ETF Trust. [26]
(h)(9)(v)	Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, EQ Advisors Trust and IndexIQ ETF Trust. [26]
(h)(10)(i)
Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust.[21]

(h)(10)(ii)
Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II,
Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust.[25]

(h)(10)(iii)
Amendment No. 2 dated March 16, 2023 to the Funds of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust
II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust. [26]

(h)(10)(iv)
Amendment No. 3 dated October 13, 2023 to the Funds of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust
II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust. [26]

(h)(10)(v)
Form of Amendment No. 4 dated November 30, 2023 to the Funds of Funds Investment Agreement dated as of
January 19, 2022, among the Trust, EQ Advisors Trust and Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust. [26]

(h)(11)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and J.P. Morgan Exchange-Traded Fund Trust.[21]
(h)(11)(ii)	Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and J.P. Morgan Exchange-Traded Fund Trust.[25]

(h)(11)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and J.P. Morgan Exchange-Traded Fund Trust. [26]
(h)(11)(iv)	Amendment No. 3 dated October 18, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and J.P. Morgan Exchange-Traded Fund Trust. [26]
(h)(11)(v)
Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of
January 19, 2022, among the Trust, EQ Advisors Trust and J.P. Morgan Exchange-Traded Fund Trust. [26]

(h)(12)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and ProShares Trust.[21]
(h)(12)(ii)	Amendment No. 1 dated October 28, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and ProShares Trust.[25]
(h)(12)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and ProShares Trust. [26]
(h)(12)(iv)	Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and ProShares Trust. [26]
(h)(12)(v)	Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and ProShares Trust. [26]
(h)(13)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and The Select Sector SPDR Trust.[21]
(h)(13)(ii)	Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and The Select Sector SPDR Trust. [25]
(h)(13)(iii)	Amendment No. 2 dated May 3, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and The Select Sector SPDR Trust. [26]
(h)(13)(iv)	Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and The Select Sector SPDR Trust. [26]
(h)(13)(v)	Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and The Select Sector SPDR Trust. [26]
(h)(14)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.[21]
(h)(14)(ii)
Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.[25]

(h)(14)(iii)
Amendment No. 2 dated May 3, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust. [26]

(h)(14)(iv)
Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust. [26]

(h)(14)(v)
Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of
January 19, 2022, among the Trust, EQ Advisors Trust, SPDR Series Trust, SPDR Index Shares Funds and SSGA
Active Trust. [26]

(h)(15)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust.[21]
(h)(15)(ii)
Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF
Trust.[25]

(h)(15)(iii)
Amendment No. 2 dated May 3, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust. [26]

(h)(15)(iv)
Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust. [26]

(h)(15)(v)
Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of
January 19, 2022, among the Trust, EQ Advisors Trust, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial
Average ETF Trust. [26]

(h)(16)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and Vanguard Funds.[21]
(h)(16)(ii)	Schedule A dated October 28, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and Vanguard Funds.[25]
(h)(16)(iii)	Schedule A dated March 23, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and Vanguard Funds. [26]
(h)(16)(iv)	Schedule A dated July 31, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and Vanguard Funds. [26]
(h)(16)(v)	Schedule A dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and Vanguard Funds. [26]
(h)(17)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and WisdomTree Trust.[21]
(h)(17)(ii)	Amendment No. 1 dated October 18, 2022, to the Fund of Funds Investment Agreement dated as of January 19, 2022, among EQ Advisors Trust, 1290 Funds and WisdomTree Trust.[25]
(h)(17)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and WisdomTree Trust. [26]
(h)(17)(iv)	Amendment No. 3 dated October 13, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and WisdomTree Trust. [26]
(h)(17)(v)	Form of Amendment No. 4 dated November 30, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, EQ Advisors Trust and WisdomTree Trust. [26]
(h)(18)(i)	Fund of Funds Investment Agreement dated as of February 8, 2023, among EQ Advisors Trust, 1290 Funds and Litman Gregory Funds Trust.[25]
(h)(19)(i)	Fund of Funds Investment Agreement dated as of January 1, 2023, between EQ Advisors Trust and 1290 Funds.[25]
(h)(19)(ii)	Amendment No. 1 dated November 13, 2023 to the Fund of Funds Investment Agreement dated as of January 1, 2023, between the Trust and EQ Advisors Trust. [26]
(i)	Legal Opinion
(i)(1)	Opinion and Consent of K&L Gates LLP. (to be filed by subsequent amendment)
(j)	Other Consents
(j)(1)	Consent of Independent Registered Public Accounting Firm. (to be filed by subsequent amendment)
(k)	None.
(l)	Initial Capital Agreement.[2]
(m)	Distribution Plans
(m)(1)	Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) for 1290 Funds' Class A shares adopted as of June 10, 2014. [26]
(m)(2)	Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for 1290 Funds' Class R shares adopted as of June 10, 2014. [26]
(m)(3)	Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for 1290 Funds’ Class T shares adopted as of December 1, 2016. [26]
(n)	Multiple Class Plan
(n)(1)	Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act.[25]
(p)	Codes of Ethics

(p)(1)	Revised Code of Ethics for 1290 Funds and EIM II, effective November 2023. [26]
(p)(2)	Revised Code of Ethics of AXA IM, effective January 3, 2022.[25]
(p)(3)	Revised Code of Ethics of GAMCO, effective March 15, 2018.[17]
(p)(4)	Amended Code of Ethics of ALPS, effective April 2018.[17]
(p)(5)	Revised Code of Ethics of Brandywine Global, effective October 2020.[21]
(p)(6)	Code of Ethics of Essex, effective September 30, 2021. [23]
(p)(7)	Revised Code of Ethics of Loomis Sayles, effective May 25, 2022. [24]
(p)(8)	Code of Ethics of American Century, effective June 16, 2023. [26]
Other Exhibits:
Powers of Attorney. (filed herewith)

1.
Incorporated by reference to and/or previously filed with Registrant’s Initial Registration Statement on Form N-1A filed on April 18, 2014. (File No. 333-195390).
2.
Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2014. (File No. 333-195390).
3.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 27, 2014. (File No. 333-195390).
4.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on November 4, 2014. (File No. 333-195390).
5.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on June 30, 2015. (File No. 333-195390).
6.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
7.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
8.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on March 2, 2016 (File No. 333-195390).
9.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2016 (File No. 333-195390).
10.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2016 (File No. 333-195390).
13.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2016 (File No. 333-195390).
14.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on December 15, 2016 (File No. 333-195390).
15.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on February 27, 2017.
16.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on February 27, 2018.
17.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2018.
18.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2019.
19.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2020.
20.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed on February 25, 2021.
21.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on February 24, 2022.
22.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A filed on April 25, 2022.

23.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A filed on July 8, 2022.
24.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed on December 12, 2022.
25.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A filed on February 23, 2023.
26.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on December 11, 2023.
Item 29.  Persons Controlled by or Under Common Control with the Trust
None.
Item 30.  Indemnification
The Registrant’s Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) states:
Article VII, Section 7.2 of the Declaration of Trust of 1290 Funds states, in relevant part, that a “Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any Person, other than to the Trust, a Series or a Shareholder to the extent expressly provided in this Article VII. No person who is or has been a Trustee or officer of the Trust shall be liable to the Trust, or a Series, or a Shareholder for any action or failure to act or for any other reason except solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee or officer as described herein, and shall not be liable for errors of judgment or mistakes of fact or law. A Trustee or officer of the Trust shall not be responsible or liable in any event for any neglect or wrongdoing of any person, including any other Trustee, officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust or any Series.”
Article VII, Section 7.4 of the Declaration of Trust of 1290 Funds further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.”
Article VII, Section 7.5, subsection (a) of the Declaration of Trust of 1290 Funds further states, in relevant part, that “subject to the exceptions and limitations contained in subsection (b) below: (i) every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.” Article VII, Section 7.5, subsection (b) of 1290 Funds’ Declaration of Trust states, in relevant part, that “no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust, a Series or any Shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).” Article VII, Section 7.5, subsection (c) of 1290 Funds’ Declaration of Trust also states, in relevant part, that the “rights of indemnification herein provided may be insured against by policies maintained by the Trust shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.”
The Registrant’s Investment Advisory Agreement states:
Limitations on Liability. The Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to the Adviser’s undertaking to do so, that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement.

The Registrant’s Investment Sub-Advisory Agreements generally state:
5. LIABILITY AND INDEMNIFICATION
A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys’ fees) incurred or suffered by the Fund(s), the Trust or the Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Sub-Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and the Trust, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act of 1933, as amended (“Securities Act”)) (collectively, “Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Fund(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein.
B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys’ fees) incurred or suffered by the Sub-Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (as defined in Section 2(a) (3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Sub-Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Fund(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees.
Section 7(b) of the Registrant’s Distribution Agreement states:
In the absence of willful misfeasance, bad faith, negligence or reckless disregard by ALPS in the performance of its duties, obligations or responsibilities set forth in this Agreement, ALPS and its affiliates, including their respective officers, directors, agents and employees, shall not be liable for, and the Trust agrees to indemnify, defend and hold harmless such persons from, all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, reasonable attorneys’ fees and disbursements and liabilities arising under applicable federal and state laws) arising directly or indirectly from the following:
(i) any untrue statement of a material fact or omission of a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law, in any registration statement, prospectus, statement of additional information, shareholder report or other information filed or made public by the Trust (as amended from time to time), except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of ALPS;
(ii) any wrongful act of the Trust or any of its officers;
(iii) any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which this Agreement relates;
(iv) ALPS’s reliance on any instruction, direction, notice, instrument or other information from the Trust or its duly appointed agents that ALPS reasonably believes to be genuine; or
(v) loss of data or service interruptions caused by equipment failure.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:
(a) Administrator shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on Administrator’s part (or on the part of any third party to whom Administrator has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by Administrator (or by such third party) of its obligations and duties under this Agreement (in the case of Administrator) or under an agreement with Administrator (in the case of such third party) or, subject to Section 10 below, Administrator’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of Administrator) or an agreement with Administrator (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Administrator) or under an agreement with Administrator (in the case of such third party). In no event shall Administrator (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Administrator (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.
(b) Except to the extent that Administrator may be held liable pursuant to Section 6(a) above, Administrator shall not be responsible for, and the Trust shall indemnify and hold Administrator harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:
(i) any and all actions of Administrator or its officers or agents required to be taken pursuant to this Agreement;
(ii) the reliance on or use by Administrator or its officers or agents of information, records, or documents which are received by Administrator or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;
(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;
(iv) the breach of any representation or warranty of the Trust hereunder;
(v) the reliance on or the carrying out by Administrator or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;
(vi) any delays, inaccuracies, errors in or omissions from information or data provided to Administrator by data services, including data services providing information in connection with any third-party computer system licensed to Administrator, and by any corporate action services, pricing services or securities brokers and dealers;
(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;
(viii) any failure of the Trust’s Registration Statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;
(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment sub-advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply; and
(x) all actions, inactions, omissions, or errors caused by third parties to whom Administrator or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Fund, investment sub-advisers, or Trust distributors. The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Administrator pursuant to this Agreement.
(c) In connection with the termination of the Prior Mutual Funds Service Agreement, Administrator hereby assumes any obligation of EFIM to indemnify the Trust under Section 6(a) of the Prior Mutual Funds Service Agreement.
(d) Until such time as Administrator becomes the investment adviser to each of the Trust, EQ Advisors Trust and EQ Premier VIP Trust, in connection with the indemnity provided to the Trust by the Administrator pursuant to Sections 6(a) and 6(c) hereof, and solely in the event that Administrator fails to pay any indemnity properly due and owing to the Trust after the passage of a reasonable amount of time after the Trust’s written demand upon Administrator in accordance with Section 9 hereof, upon a written demand upon EIMG pursuant to Section 9 hereof setting forth in detail the basis for an indemnity being required of EIMG, EIMG shall reimburse the Trust for any shortfall properly due and owing to the Trust by Administrator.
The Registrant’s Global Custody Agreement states:
Section 3.2 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer authorizes J.P. Morgan to accept, rely upon and/or act upon any Instructions received by it without inquiry. The Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold each of them harmless from, any Liabilities that may be imposed on, incurred by, or asserted against [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] as a result of any action or omission taken in accordance with any Instruction.”
Section 6.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that “J.P. Morgan may rely upon the certification of such other facts as may be required to administer J.P. Morgan’s obligations under this Agreement and the Customer shall indemnify J.P. Morgan against all losses, liability, claims or demands arising directly or indirectly from any such certifications.”
Section 7.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold them harmless from, any Liabilities that may be imposed on, incurred by or asserted against any of [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] in connection with or arising out of (i) J.P. Morgan’s performance under this Agreement, provided [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] have not acted with negligence or engaged in fraud or willful misconduct in connection with the Liabilities in question or (ii) [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] status as a holder of record of the Customer’s Financial Assets. Nevertheless, the Customer will not be obligated to indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] under the preceding sentence with respect to any Liability for which J.P. Morgan is liable under Section 5.2(a) of this Agreement.”
UNDERTAKING
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.  Business and Other Connections of the Adviser and Sub-Advisers
EIM II is a registered investment adviser and serves as investment manager for all funds of the Registrant. The descriptions of EIM II and each of the sub-advisers, as applicable, under the caption “Management of the Funds – The Adviser” and “Management of the Funds – The Sub-Advisers,” respectively, or “About the Funds” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of 1290 Funds’ Registration Statement are incorporated herein by reference.
Information as to the directors and officers of EIM II, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-126365) and is incorporated herein by reference.
EIM II, with the approval of the Registrant’s Board of Trustees, selects sub-advisers for certain funds of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such funds.
Information as to the directors and officers of GAMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

Information as to the directors and officers of AXA IM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60374) and is incorporated herein by reference.
Information as to the directors and officers of Brandywine Global, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-27797) and is incorporated herein by reference.
Information as to the directors and officers of Essex, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-55496) and is incorporated herein by reference.
Information as to the directors and officers of Loomis Sayles, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-170) and is incorporated herein by reference.
Information as to the directors and officers of American Century, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers in the last two years, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8174) and is incorporated herein by reference.
Item 32.  Principal Underwriters.
(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, Aberdeen Standard Investments ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund), Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund), The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income + Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, DBX ETF Trust, Emerge ETF Trust, ETF Series Solutions (Vident Series), Flat Rock Core Income Fund, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, GraniteShares ETF Trust, Hartford Funds Exchange-Traded Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Investment Managers Series Trust II (AXS-Advised Funds), Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Manager Directed Portfolios (Spyglass Growth Fund), MassMutual Premier Funds and MassMutual Advantage Funds, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Residential Real Estate Income Fund I, Inc., Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Thrivent ETF Trust, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds and XAI Octagon Credit Trust, X-Square Balanced Fund, LLC, X-Square Series Trust and YieldStreet Prism Fund.
(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:
Name*	Position with Underwriter	Positions with Fund
Stephen Kyllo	President, Chief Operating Officer, Director, and Chief Compliance Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Dignan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

*
Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**
The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
***The principal business address for Mr. White is 4 Times Square, New York, New York 10036.
(c) None.
Item 33. Location of Accounts and Records
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:
(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10007
(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Adviser or Sub-Administrator:
J.P. Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Equitable Investment Management, LLC*
1345 Avenue of the Americas
New York, NY 10105
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser or Sub-Advisers:
American Century Investment Management, Inc.
4500 Main Street
Kansas City, MO 64111
Equitable Investment Management, LLC*
1345 Avenue of the Americas
New York, NY 10105
AXA Investment Managers US Inc.
400 Atlantic Street, Suite 1000
Stamford, CT 06901
Brandywine Global
1735 Market Street, Ste. 1800
Philadelphia, PA 19103
GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580
Essex Investment Management Company, LLC
125 High Street
Suite 1803
Boston, MA 02110
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111
(d)  With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(c) and 31a-1(d), the required books and records are currently maintained at the offices of the Registrant’s Distributor:
ALPS Distributors, Inc.
1290 Broadway, Suite # 1000
Denver, CO 80203
(e) With respect to Rules 31a-1(a), 31a-1(b)(1), (2), the required books and records are currently maintained at the offices of the Registrant’s Transfer Agent:
SS&C GIDS, Inc. (formerly known as DST Asset Manager Solutions, Inc.)
2000 Crown Colony Drive
Quincy, MA 02169
Item 34.  Management Services
None.

Item 35.  Undertakings
Inapplicable.

*
Equitable Investment Management, LLC may maintain certain books and records at offsite storage facilities, including: Access Storage locations, 2010 Route 57 West, Franklin, NJ 07882, 2067 Route 57 East, Franklin Twp, NJ 07882, 180 Moody Road, Enfield, CT 06082, 199 South Street, West Pittson, PA 18643, 2 Lakeside Drive, Delano, PA 18220 and 100 Ernie Preate Drive, Moosic, PA 18507.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 7th day of February, 2024.
1290 FUNDS
By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Steven M. Joenk	Trustee, President and Chief Executive Officer	February 7, 2024
Steven M. Joenk
/s/ Gary S. Schpero*	Chairman of the Board	February 7, 2024
Gary S. Schpero
/s/ Mark A. Barnard*	Trustee	February 7, 2024
Mark A. Barnard
/s/ Michael Clement*	Trustee	February 7, 2024
Michael Clement
/s/ Donald E. Foley*	Trustee	February 7, 2024
Donald E. Foley
/s/ Marcia Haydel*	Trustee	February 7, 2024
Marcia Haydel
/s/ Kimberly Thompson Laughton*	Trustee	February 7, 2024
Kimberly Thompson Laughton
/s/ H. Thomas McMeekin*	Trustee	February 7, 2024
H. Thomas McMeekin
/s/ Kathleen Stephansen*	Trustee	February 7, 2024
Kathleen Stephansen
/s/ Patricia Haverland*	Trustee	February 7, 2024
Patricia Haverland
/s/ Jeffery Perry*	Trustee	February 7, 2024
Jeffery Perry
/s/ Brian E. Walsh	Treasurer and Chief Financial Officer (Chief Accounting Officer)	February 7, 2024
Brian E. Walsh

* By:	/s/ Steven M. Joenk
Steven M. Joenk (Attorney-in-Fact)